Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000101218
Shareholder Report [Line Items]
Fund Name	Astor Dynamic Allocation Fund
Class Name	Class A
Trading Symbol	ASTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/dynamic-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/dynamic-allocation-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.40%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,453,896
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 371,586
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,453,896 Number of Portfolio Holdings14 Advisory Fee (net of waivers)$371,586 Portfolio Turnover142%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	1.4%
Commodity	5.1%
Alternative	6.0%
Fixed Income	40.7%
Equity	47.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.7%
SPDR Portfolio S&P 500 ETF	13.6%
Janus Henderson AAA CLO ETF	12.1%
VictoryShares Free Cash Flow ETF	11.9%
PIMCO Enhanced Low Duration Active ETF	11.9%
PIMCO Multi Sector Bond Active ETF	10.3%
PIMCO Commodity Strategy Active ETF	5.1%
Astoria US Equal Weight Quality Kings ETF	5.0%
Angel Oak Income ETF	4.4%
iMGP DBi Managed Futures Strategy ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2025 at www.astorimfunds.com or upon request at (877) 738-0333.

The Board of Trustees, after careful consideration and upon the recommendation of the Advisor, approved an interim advisory agreement between the Trust and Beacon Capital Management, Inc ("Beacon") on behalf of the Fund. Effective August 1, 2025, Beacon assumed the responsibility as adviser to the Fund.

C000082963
Shareholder Report [Line Items]
Fund Name	Astor Dynamic Allocation Fund
Class Name	Class C
Trading Symbol	ASTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/dynamic-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/dynamic-allocation-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	2.15%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,453,896
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 371,586
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,453,896 Number of Portfolio Holdings14 Advisory Fee (net of waivers)$371,586 Portfolio Turnover142%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	1.4%
Commodity	5.1%
Alternative	6.0%
Fixed Income	40.7%
Equity	47.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.7%
SPDR Portfolio S&P 500 ETF	13.6%
Janus Henderson AAA CLO ETF	12.1%
VictoryShares Free Cash Flow ETF	11.9%
PIMCO Enhanced Low Duration Active ETF	11.9%
PIMCO Multi Sector Bond Active ETF	10.3%
PIMCO Commodity Strategy Active ETF	5.1%
Astoria US Equal Weight Quality Kings ETF	5.0%
Angel Oak Income ETF	4.4%
iMGP DBi Managed Futures Strategy ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2025 at www.astorimfunds.com or upon request at (877) 738-0333.

The Board of Trustees, after careful consideration and upon the recommendation of the Advisor, approved an interim advisory agreement between the Trust and Beacon Capital Management, Inc ("Beacon") on behalf of the Fund. Effective August 1, 2025, Beacon assumed the responsibility as adviser to the Fund.

C000079614
Shareholder Report [Line Items]
Fund Name	Astor Dynamic Allocation Fund
Class Name	Class I
Trading Symbol	ASTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Astor Dynamic Allocation Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/dynamic-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/dynamic-allocation-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,453,896
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 371,586
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$65,453,896 Number of Portfolio Holdings14 Advisory Fee (net of waivers)$371,586 Portfolio Turnover142%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Money Market Funds	1.4%
Commodity	5.1%
Alternative	6.0%
Fixed Income	40.7%
Equity	47.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 1500 Composite Stock Market ETF	13.7%
SPDR Portfolio S&P 500 ETF	13.6%
Janus Henderson AAA CLO ETF	12.1%
VictoryShares Free Cash Flow ETF	11.9%
PIMCO Enhanced Low Duration Active ETF	11.9%
PIMCO Multi Sector Bond Active ETF	10.3%
PIMCO Commodity Strategy Active ETF	5.1%
Astoria US Equal Weight Quality Kings ETF	5.0%
Angel Oak Income ETF	4.4%
iMGP DBi Managed Futures Strategy ETF	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 30, 2025 at www.astorimfunds.com or upon request at (877) 738-0333.

The Board of Trustees, after careful consideration and upon the recommendation of the Advisor, approved an interim advisory agreement between the Trust and Beacon Capital Management, Inc ("Beacon") on behalf of the Fund. Effective August 1, 2025, Beacon assumed the responsibility as adviser to the Fund.

C000100899
Shareholder Report [Line Items]
Fund Name	Astor Sector Allocation Fund
Class Name	Class A
Trading Symbol	ASPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/sector-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/sector-allocation-fund/
Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 16,203,518
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	169.00%
C000100901
Shareholder Report [Line Items]
Fund Name	Astor Sector Allocation Fund
Class Name	Class C
Trading Symbol	CSPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/sector-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/sector-allocation-fund/
Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 16,203,518
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	169.00%
C000136883
Shareholder Report [Line Items]
Fund Name	Astor Sector Allocation Fund
Class Name	Class I
Trading Symbol	STARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Astor Sector Allocation Fund for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://astorimfunds.com/sector-allocation-fund/. You can also request this information by contacting us at (877) 738-0333.
Additional Information Phone Number	(877) 738-0333
Additional Information Website	https://astorimfunds.com/sector-allocation-fund/
Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 16,203,518
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	169.00%